October 31, 2011

DREYFUS 100% U.S. TREASURY MONEY MARKET FUND

Supplement to Combined Prospectus

dated May 1, 2011

            The following information replaces all contrary information contained in the section of the Fund’s Prospectus entitled “Shareholder Guide:”

The fund’s NAV is calculated at 3:00 p.m., Eastern time, on days the New York Stock Exchange is open for regular business.

Investors should disregard the reference to a 4:00 p.m. NAV calculation time under the Prospectus sub-sections entitled “How to Buy Shares” and “How to Sell Shares.”